Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt
As at December 31, 2018 (Successor) and 2017 (Predecessor), we had the following liabilities for third party debt agreements:

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
Secured credit facilities	5,662	5,581
New secured notes	769	—
Credit facilities contained within variable interest entities	655	786
Unsecured bonds	—	2,334
Total debt principal	7,086	8,701
Less: debt discount and fees	(172)	(2)
Carrying value	6,914	8,699
Net leverage ratio: to maintain a ratio of net debt to EBITDA as set out below (which will be tested on each financial quarter commencing with the financial quarter ending on March 31, 2022 until the final maturity date of the credit facilities):

Twelve months ended	Net leverage ratio
March 31, 2022	4.5x
June 30, 2022	4.2x
September 30, 2022	3.9x
December 31, 2022	3.7x
March 31, 2023	3.4x
June 30, 2023	3.3x
September 30, 2023	3.1x
December 31, 2023	3.0x
March 31, 2024	2.8x
June 30, 2024	2.7x
September 30, 2024	2.4x
December 31, 2024	2.2x
We have summarized the key terms of our secured credit facilities as at December 31, 2018 in the table below:

Facility name	Maturity	Repayments before maturity ($m)	Final Repayment ($m)	Total ($m)	Margin on LIBOR floating interest	Collateral vessels	Book value of collateral vessels ($m)	Notes
$400 million facility	4Q 2022	51	84	135	3.50%	West Cressida West Callisto West Leda	157	(1)
$2,000 million facility	1Q 2023	268	640	908	3.00%	West Alpha West Venture West Phoenix West Navigator West Epsilon West Elara	794
$440 million facility	3Q 2023	24	40	64	4.25%	West Telesto	58	(2)
$1,450 million facility	4Q 2023	87	235	322	1.2% - 4.0%	West Tellus	337	(3)
$360 million facility	4Q 2023	78	132	210	3.75%	AOD I AOD II AOD III	201	(4)
$300 million facility	1Q 2024	48	96	144	4.00%	West Tucana West Castor	111
$1,750 million facility	1Q 2024	316	559	875	2.5% - 2.9%	Sevan Driller Sevan Brasil Sevan Louisiana	910
$450 million facility	4Q 2024	60	205	265	3.50%	West Eminence	290
$1,500 million facility	4Q 2024	355	770	1,125	2.38% - 3.25%	West Saturn West Neptune West Jupiter	1,051	(5)
$1,350 million facility	4Q 2024	351	594	945	3.00%	West Pegasus West Gemini West Orion	917
$950 million facility	4Q 2024	207	359	566	2.12% - 3%	West Eclipse West Carina	659	(6)
$450 million facility (2015)	4Q 2024	63	40	103	3.85%	West Freedom West Vigilant West Prospero West Ariel	186
Total secured credit facilities				5,662

(1)	In May 2017, we completed the sale of the West Triton to Shelf Drilling. Shelf Drilling subsequently repaid the tranches related to the West Triton in full, amounting to $47 million.

(2)
In August 2017, Seadrill Partners amended certain credit facilities to insulate itself from Seadrill. This resulted in a $109 million repayment in respect of this facility. Please refer to Note 30 "Related party transactions" for further information.

(3)
In August 2017, Seadrill Partners completed amendments to this facility to insulate itself from Seadrill Limited and therefore Seadrill no longer provided an indemnity to Seadrill Partners for any payments or obligations related to this facility that are not related to the West Auriga and West Vela.

(4)	The facility is held by AOD, by which we hold a 67% ownership.

(5)	This facility has a CIRR fixed interest rate of 2.38%

(6)	This facility has a CIRR fixed interest rate of 2.12% and guarantee fee to the export credit agency of 1.30%.
Net leverage ratio is greater than:

Twelve months ended	Net leverage ratio
March 31, 2021	7.3x
June 30, 2021	6.6x
September 30, 2021	6.2x
December 31, 2021	5.8x

Schedule of Credit Facilities
The terms of these facilities are set out in the below table:

Facility Name	Maturity	Repayments before maturity ($m)	Final Repayment ($m)	Total ($m)	Margin on LIBOR floating interest	Collateral vessels	Book value of collateral vessels ($m)
$390 million facility	4Q 2022	60	144	204	Margin not disclosed	West Taurus	286
$375 million facility	2Q 2023	61	149	210	Margin not disclosed	West Hercules	343
$475 million facility	2Q 2023	62	179	241	Margin not disclosed	West Linus	194
Total credit facilities within VIEs				655

Schedule of Debt Issuance Costs Against Current and Long-Term Debt
This was presented in our Consolidated Balance Sheet as follows.

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
Debt due within one year	33	509
Long-term debt	6,881	485
Liabilities subject to compromise	—	7,705
Total debt principal	6,914	8,699

Outstanding Debt	The outstanding debt as at December 31, 2018 is repayable as follows:

(In $ millions)	December 31, 2018
2019	33
2020	407
2021	570
2022	973
2023	1,748
2024 and thereafter	3,355
Total debt principal	7,086